UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Equity Income Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	21.05%
Industrial	17.18
Consumer, Non-cyclical	11.41
Energy	11.17
Communications	9.06
Consumer, Cyclical	8.53
Utilities	6.24
Technology	6.22
Basic Materials	3.59
Short Term Investments	5.55
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$976.10	$0.79*
Hypothetical (5% return before expenses)	$1,000.00	$1,005.96	$2.41*

Initial Class
Actual	$1,000.00	$982.30	$4.06**
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.14**

Class L
Actual	$1,000.00	$980.00	$5.94**
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.06**

*Expenses are equal to the Fund’s annualized expense ratio of 0.48% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Initial Class shares and 1.20% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.68%
94,300	EI du Pont de Nemours & Co	$6,030,485
225,983	International Paper Co	10,754,531
193,400	Newmont Mining Corp	4,517,824
164,900	Nucor Corp	7,267,143
124,400	Potash Corp of Saskatchewan Inc	3,852,668

		32,422,651

Communications — 9.28%
399,170	AT&T Inc	14,178,518
216,500	Cablevision Systems Corp Class A (a)	5,183,010
145,071	CenturyLink Inc	4,262,186
334,900	Cisco Systems Inc	9,196,354
85,900	Comcast Corp Class A	5,166,026
214,800	New York Times Co Class A	2,932,020
210,600	News Corp Class A (b)	3,072,654
300,766	Telefonica SA (c)	4,284,539
148,233	Time Warner Inc	12,957,047
200,092	Verizon Communications Inc	9,326,288
44,100	Viacom Inc Class B	2,850,624
560,110	Vodafone Group PLC (c)	2,042,765
56,000	Walt Disney Co	6,391,840

		81,843,871

Consumer, Cyclical — 8.74%
169,600	Carnival Corp	8,376,544
65,300	Coach Inc	2,260,033
329,600	Ford Motor Co	4,947,296
153,631	General Motors Co	5,120,521
63,950	Genuine Parts Co	5,725,444
133,500	Johnson Controls Inc	6,612,255
138,600	Kohl’s Corp	8,677,746
108,700	Las Vegas Sands Corp	5,714,359
111,300	Macy’s Inc	7,509,411
362,200	Mattel Inc	9,304,918
58,500	McDonald’s Corp	5,561,595
469,700	Staples Inc	7,191,107

		77,001,229

Consumer, Non-cyclical — 11.68%
208,400	Archer-Daniels-Midland Co	10,049,048
343,400	Avon Products Inc (a)	2,149,684
189,900	Bristol-Myers Squibb Co	12,635,946
105,700	Campbell Soup Co	5,036,605
70,400	Clorox Co	7,323,008
32,700	ConAgra Foods Inc	1,429,644
200,268	GlaxoSmithKline PLC (c)	4,162,361
152,500	Johnson & Johnson	14,862,650
44,000	Kellogg Co	2,758,800
54,500	McCormick & Co Inc	4,411,775
218,100	Merck & Co Inc	12,416,433
82,100	PepsiCo Inc	7,663,214
419,188	Pfizer Inc	14,055,374

Shares		Fair Value

Consumer, Non-cyclical — (continued)
198,100	Western Union Co	$4,027,373

		102,981,915

Energy — 11.44%
71,800	Anadarko Petroleum Corp	5,604,708
225,900	Apache Corp	13,018,617
112,622	BP PLC Sponsored ADR	4,500,375
97,600	Canadian Natural Resources Ltd	2,650,816
162,444	Chevron Corp	15,670,973
54,800	ConocoPhillips	3,365,268
204,400	CONSOL Energy Inc (a)	4,443,656
121,600	Diamond Offshore Drilling Inc (a)	3,138,496
174,796	Exxon Mobil Corp	14,543,027
171,700	Hess Corp	11,483,296
37,000	Murphy Oil Corp	1,538,090
91,500	Occidental Petroleum Corp	7,115,955
191,500	Royal Dutch Shell PLC Sponsored ADR (a)	10,917,415
32,800	Schlumberger Ltd	2,827,032

		100,817,724

Financial — 21.56%
113,000	American Express Co	8,782,360
969,937	Bank of America Corp	16,508,328
6,500	Bank of New York Mellon Corp	272,805
41,400	Chubb Corp	3,938,796
73,500	Digital Realty Trust Inc REIT	4,900,980
412,405	JPMorgan Chase & Co	27,944,563
197,500	Loews Corp	7,605,725
239,400	Marsh & McLennan Cos Inc	13,573,980
155,200	MetLife Inc	8,689,648
149,000	Northern Trust Corp	11,392,540
44,100	Och-Ziff Capital Management Group LLC	538,902
164,600	PNC Financial Services Group Inc	15,743,990
135,700	Rayonier Inc REIT	3,467,135
337,300	Regions Financial Corp	3,494,428
110,300	Sun Life Financial Inc	3,684,020
248,700	SunTrust Banks Inc	10,699,074
394,700	US Bancorp	17,129,980
380,800	Wells Fargo & Co	21,416,192
227,813	Weyerhaeuser Co REIT	7,176,109
64,900	Willis Group Holdings PLC	3,043,810

		190,003,365

Industrial — 17.59%
83,200	Boeing Co	11,541,504
398,900	Corning Inc	7,870,297
81,800	Deere & Co	7,938,690
72,004	Eaton Corp PLC	4,859,550
168,700	Emerson Electric Co	9,351,041
66,500	Flowserve Corp	3,501,890
1,037,900	General Electric Co	27,577,003
128,000	Harris Corp	9,844,480
87,200	Honeywell International Inc	8,891,784
126,400	Illinois Tool Works Inc	11,602,256

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
106,300	Joy Global Inc	$3,848,060
235,900	Masco Corp	6,291,453
113,800	MeadWestvaco Corp	5,370,222
68,800	Stanley Black & Decker Inc	7,240,512
16,300	Tyco International PLC	627,224
104,900	United Parcel Service Inc Class B	10,165,859
127,700	USG Corp (a)(b)	3,548,783
107,900	Vulcan Materials Co	9,056,047
160,500	Xylem Inc	5,949,735

		155,076,390

Technology — 6.37%
122,300	Analog Devices Inc	7,849,825
411,300	Applied Materials Inc	7,905,186
100,000	CA Inc	2,929,000
48,300	Computer Sciences Corp	3,170,412
49,400	International Business Machines Corp	8,035,404
205,500	Microsoft Corp	9,072,825
149,200	QUALCOMM Inc	9,344,396
152,300	Texas Instruments Inc	7,844,973

		56,152,021

Utilities — 6.39%
253,500	AES Corp	3,361,410
154,063	Duke Energy Corp	10,879,929
131,300	Entergy Corp	9,256,650
230,600	Exelon Corp	7,245,452
194,810	FirstEnergy Corp	6,341,066
287,600	NiSource Inc	13,111,684
191,800	Xcel Energy Inc	6,172,124

		56,368,315

TOTAL COMMON STOCK — 96.73% (Cost $674,625,647)		$852,667,481

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.19%
$ 11,121,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2015	11,121,000
17,000,000	Federal Home Loan Bank
	0.02%, 07/10/2015	16,999,915

		28,120,915

Principal Amount		Fair Value

Repurchase Agreements — 2.50%
$ 5,228,515	Undivided interest of 13.76% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $5,228,515 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (d)	$5,228,515

5,228,514	Undivided interest of 21.66% in a repurchase agreement (principal amount/value $24,141,946 with a maturity value of $24,142,006) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/15 to be repurchased at $5,228,514 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.75% - 9.50%, 2/16/16 - 5/1/45, with a value of $24,624,785. (d)	5,228,514

1,100,679	Undivided interest of 5.66% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $1,100,679 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (d)	1,100,679

5,228,514	Undivided interest of 6.14% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $5,228,514 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (d)	5,228,514

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 5,228,514	Undivided interest of 6.14% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $5,228,514 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (d)	$5,228,514

		22,014,736

TOTAL SHORT TERM INVESTMENTS — 5.69% (Cost $50,135,651)		$50,135,651

TOTAL INVESTMENTS — 102.42% (Cost $724,761,298)		$902,803,132
OTHER ASSETS & LIABILITIES, NET — (2.42)%		$(21,345,021)
TOTAL NET ASSETS — 100.00%		$881,458,111

(a)	All or a portion of the security is on loan at June 30, 2015.
(b)	Non-income producing security.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West T. Rowe Price Equity Income Fund

ASSETS:
Investments in securities, fair value (including $21,457,580 of securities on loan)(a)	$880,788,396
Repurchase agreements, fair value(b)	22,014,736
Cash	465,556
Subscriptions receivable	1,174,636
Receivable for investments sold	63,608
Dividends and interest receivable	1,278,373

Total Assets	905,785,305

LIABILITIES:
Payable to investment adviser	376,149
Payable for administrative services fees	115,150
Payable upon return of securities loaned	22,014,736
Redemptions payable	1,820,667
Payable for distribution fees	492

Total Liabilities	24,327,194

NET ASSETS	$881,458,111

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,305,899
Paid-in capital in excess of par	667,785,384
Net unrealized appreciation	178,041,834
Undistributed net investment income	570,867
Accumulated net realized gain	27,754,127

NET ASSETS	$881,458,111

NET ASSETS BY CLASS
Initial Class	$361,378,041

Class L	$2,413,194

Institutional Class	$517,666,876

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	19,252,970
Class L	226,964
Institutional Class	53,579,054

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$18.77

Class L	$10.63

Institutional Class	$9.66

(a) Cost of investments	$702,746,562
(b) Cost of repurchase agreements	$22,014,736

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West T. Rowe Price Equity Income Fund

INVESTMENT INCOME:
Interest	$4,535
Income from securities lending	260,746
Dividends	12,133,448
Foreign withholding tax	(134,407)

Total Income	12,264,322

EXPENSES:
Management fees	3,087,890
Administrative services fees - Initial Class	221,553
Administrative services fees - Class L	1,374
Investment administration fees	45,020
Audit fees	12,099
Bank and custodian fees	21,823
Distribution fees - Class L	2,665
Other	40,300

Total Expenses	3,432,724

Less amount reimbursed by investment adviser	4,212
Less amount waived by distributor - Class L	23

Net Expenses	3,428,489

NET INVESTMENT INCOME	8,835,834

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	25,151,414
Net change in unrealized depreciation on investments and foreign currency translations	(48,191,484)

Net Realized and Unrealized Loss	(23,040,070)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,204,236)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

Great-West T. Rowe Price Equity Income Fund	2015 (Unaudited)	2014

OPERATIONS:
Net investment income	$8,835,834	$15,412,490
Net realized gain	25,151,414	70,835,877
Net change in unrealized depreciation	(48,191,484)	(17,562,230)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,204,236)	68,686,137

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,740,750)	(17,227,439)
Class L	(20,524)	(49,433)
Institutional Class	(5,495,512)	N/A

From net investment income	(8,256,786)	(17,276,872)

From net realized gains
Initial Class	–	(70,571,353)
Class L	–	(269,006)

From net realized gains	0	(70,840,359)

Total Distributions	(8,256,786)	(88,117,231)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	122,085,301	200,720,764
Class L	1,010,952	3,130,322
Institutional Class	544,171,543	N/A
Shares issued in reinvestment of distributions
Initial Class	2,740,750	87,798,792
Class L	20,524	318,439
Institutional Class	5,495,512	N/A
Shares redeemed
Initial Class	(652,546,647)	(308,786,290)
Class L	(431,786)	(6,034,662)
Institutional Class	(13,968,698)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,577,451	(22,852,635)

Total Decrease in Net Assets	(13,883,571)	(42,283,729)

NET ASSETS:
Beginning of period	895,341,682	937,625,411

End of period(a)	$881,458,111	$895,341,682

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,402,380	10,029,487
Class L	92,506	251,958
Institutional Class	54,421,314	N/A
Shares issued in reinvestment of distributions
Initial Class	142,303	4,444,139
Class L	1,881	27,920
Institutional Class	553,983	N/A
Shares redeemed
Initial Class	(33,713,616)	(15,189,590)
Class L	(39,635)	(502,562)
Institutional Class	(1,396,243)	N/A

Net Increase (Decrease)	26,464,873	(938,648)

(a) Including undistributed net investment income and (overdistributed) net investment income	$570,867	$(8,181)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

					Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West T. Rowe Price Equity Income Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$19.25		$19.79		$16.33		$14.23		$14.63	$12.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(a)	0.33	(a)	0.31	(a)	0.33	(a)	0.27	0.24
Net realized and unrealized gain (loss)	(0.51)		1.15		4.55		2.10		(0.40)	1.68

Total From Investment Operations	(0.34)		1.48		4.86		2.43		(0.13)	1.92

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.39)		(0.39)		(0.33)		(0.27)	(0.24)
From net realized gains	–		(1.63)		(1.01)		–		–	–

Total Distributions	(0.14)		(2.02)		(1.40)		(0.33)		(0.27)	(0.24)

NET ASSET VALUE, END OF PERIOD	$18.77		$19.25		$19.79		$16.33		$14.23	$14.63

TOTAL RETURN(b) (c)	(1.77%)	(d)	7.39%		30.00%		17.21%		(0.88%)	15.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$361,378		$893,458		$932,858		$748,525		$681,159	$697,525
Ratio of expenses to average net assets
Before reimbursement	0.83%	(e)	0.83%		0.82%		0.82%		0.83%	0.83%
After reimbursement	0.83%	(e)	0.83%		0.82%		0.82%		0.83%	0.83%
Ratio of net investment income to average net assets
Before reimbursement	N/A		N/A		1.64%		2.10%		1.90%	1.82%
After reimbursement	1.74%	(e)	1.65%		1.64%		2.10%		1.90%	1.82%
Portfolio turnover rate(f)	9%	(d)	12%		18%		20%		28%	19%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West T. Rowe Price Equity Income Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.94		$12.07		$10.53		$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.15	(b)	0.16	(b)	0.20	(b)	0.31
Net realized and unrealized gain (loss)	(0.30)		0.71		2.90		1.38		(0.51)

Total From Investment Operations	(0.22)		0.86		3.06		1.58		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.36)		(0.51)		(0.48)		(0.37)
From net realized gains	–		(1.63)		(1.01)		–		–

Total Distributions	(0.09)		(1.99)		(1.52)		(0.48)		(0.37)

NET ASSET VALUE, END OF PERIOD	$10.63		$10.94		$12.07		$10.53		$9.43

TOTAL RETURN(c) (d)	(2.00%)	(e)	7.02%		29.49%		16.96%		(1.99%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,413		$1,883		$4,767		$312		$68
Ratio of expenses to average net assets
Before reimbursement and waiver	1.58%	(f)	2.69%		3.40%		21.02%		185.59%	(f)
After reimbursement and waiver	1.20%	(f)	1.20%		1.20%		1.05%		1.05%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	N/A		N/A		(0.96%)		(18.06%)		(182.48%)	(f)
After reimbursement and waiver	1.54%	(f)	1.25%		1.24%		1.91%		2.06%	(f)
Portfolio turnover rate(g)	9%	(e)	12%		18%		20%		28%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West T. Rowe Price Equity Income Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.29)

Total From Investment Operations	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.10)

Total Distributions	(0.10)

NET ASSETS VALUE, END OF PERIOD	$9.66

TOTAL RETURN(c)	(2.39%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$517,667
Ratio of expenses to average net assets
Before reimbursement	0.48%	(e)
After reimbursement	0.48%	(e)
Ratio of net investment income to average net assets	2.81%	(e)
Portfolio turnover rate(f)	9%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

  Semi-Annual Report - June 30, 2015

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$842,177,816 $	10,489,665 $	— $	852,667,481
Short Term Investments	—	50,135,651	—	50,135,651

Total Assets	$842,177,816 $	60,625,316 $	0 $	902,803,132

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities

  Semi-Annual Report - June 30, 2015

to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.

  Semi-Annual Report - June 30, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$730,049,944

Gross unrealized appreciation on investments	225,229,505
Gross unrealized depreciation on investments	(52,476,317)

Net unrealized appreciation on investments	$172,753,188

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.45% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.80% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative services fees and distribution fees, of 0.60% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceeded an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 0.95% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

  Semi-Annual Report - June 30, 2015

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $108,526,830 and $76,653,641, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $21,457,580 and received collateral of $22,014,736 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West T. Rowe Price Equity Income Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio manager responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the fourth, second, third and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and underperformed its benchmark for the same periods. The Board considered GWCM’s representation to closely monitor the Fund. Given the Fund’s historical performance in comparison to its peer group, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (ii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average management fee of its peer group of funds. The Board noted, however, that, with respect to the Fund’s Management Fee Less Administrative Services Fee and the Fund’s total annual operating expense ratio, the Fund was below the average and median management fee less estimated intermediary fees and total expense ratio, respectively, of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median total expense ratio of the funds in the peer universe.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)           (1)  Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015